Quarterly Holdings Report
for
Fidelity® Massachusetts Municipal Income Fund
October 31, 2022
MFL-NPRT3-1222
1.809072.119
Municipal Bonds - 87.1%
	Principal Amount (a)	Value ($)
Massachusetts - 86.1%
Ashland Gen. Oblig. Series 2022:
4% 8/1/38	1,700,000	1,638,405
4% 8/1/39	1,685,000	1,600,309
Attleboro Gen. Oblig.:
Series 2020 B, 3% 10/15/36	2,630,000	2,134,320
Series 70 B, 5% 10/15/29	1,585,000	1,718,479
Berkshire Wind Pwr. Coop. Corp. Series 2017 2:
5% 7/1/25	505,000	525,035
5% 7/1/26	925,000	972,472
5% 7/1/27	700,000	744,441
5% 7/1/30	480,000	507,868
Blue Hills Reg'l. Technical Series 2019, 4% 2/1/49	2,000,000	1,702,160
Braintree Gen. Oblig. Series 2015, 5% 5/15/28	600,000	649,402
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	866,294
5% 1/1/24	340,000	340,479
Framingham Gen. Oblig. Series 2012 A, 4% 12/1/24	1,360,000	1,360,740
Lowell Gen. Oblig. Series 2019, 5% 9/1/29	700,000	757,921
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	440,438
Massachusetts Bay Trans. Auth. Assessment Rev. Series 2022 A1, 5% 7/1/39	3,435,000	3,700,890
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007 A1, 5.25% 7/1/34	2,955,000	3,350,193
Series 2020 B1, 5% 7/1/50	2,750,000	2,807,433
Massachusetts Clean Wtr. Trust:
Series 2021 23A:
5% 2/1/39	5,000,000	5,379,091
5% 2/1/40	4,750,000	5,087,244
Series 2021 23B, 5% 2/1/39	12,940,000	13,921,086
Series 2021 B, 5% 2/1/41	2,000,000	2,138,821
Series 22, 5% 8/1/37	4,110,000	4,396,758
Series 6, 5.5% 8/1/30	410,000	410,670
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhacement Prog.) Series 2022 A, 5% 6/1/50	13,500,000	13,950,363
(Rail Enhancement & Accelerated Bridge Prog.) Series 2018 A:
5% 6/1/35	2,885,000	3,042,636
5% 6/1/36	3,035,000	3,188,708
(Rail Enhancement & Accelerated Bridge Programs) Series 2019 A, 5% 6/1/49	24,600,000	25,268,655
(Rail Enhancement & Accelerated Bridge Progs.) Series 2018 A, 5.25% 6/1/43	14,575,000	15,224,532
(Rail Enhancement Prog.) Series 2021 B:
5% 6/1/41	6,000,000	6,214,451
5% 6/1/42	15,370,000	16,054,378
Series 2021 A:
4% 6/1/50	1,050,000	900,334
5% 6/1/41	8,140,000	8,561,313
5% 6/1/42	9,000,000	9,444,626
5% 6/1/43	3,000,000	3,135,800
5% 6/1/51	5,435,000	5,595,509
Series 2021 B, 5% 6/1/46	7,615,000	7,866,277
Series 2022 B, 5% 6/1/52	20,000,000	20,701,144
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series A:
5% 1/1/35	3,500,000	3,697,535
5% 1/1/37	2,000,000	2,103,028
Series C, 5% 1/1/34	8,585,000	9,172,940
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College, MA. Proj.) Series 2017:
5% 10/1/28	465,000	489,251
5% 10/1/29	735,000	769,704
5% 10/1/42	4,000,000	4,030,172
5% 10/1/47	5,510,000	5,359,050
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,461,428
5% 7/1/38	3,685,000	3,799,182
5% 7/1/39	4,450,000	4,581,149
5% 7/1/42	2,805,000	2,876,912
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	10,655,012
5% 4/1/34	2,500,000	2,621,673
5% 4/1/35	2,455,000	2,566,190
5% 4/1/37	1,500,000	1,562,440
(Broad Institute Proj.) Series 2017, 5% 4/1/36	2,205,000	2,302,027
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,675,727
5% 7/1/32	1,905,000	1,920,179
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (b)	500,000	500,808
4% 10/1/25 (b)	500,000	500,531
4% 10/1/26 (b)	500,000	499,806
4% 10/1/27 (b)	350,000	348,293
5% 10/1/37 (b)	1,000,000	1,020,901
5% 10/1/47 (b)	1,000,000	1,007,315
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,037,605
5% 7/1/31	21,180,000	22,383,606
5% 7/1/32	985,000	1,038,081
5% 7/1/34	750,000	782,579
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/23	2,420,000	2,437,454
5% 7/1/24	2,000,000	2,024,021
5% 7/1/25	1,500,000	1,527,319
5% 7/1/26	1,935,000	1,979,422
5% 7/1/27	2,085,000	2,143,194
5% 7/1/28	4,300,000	4,416,580
(Suffolk Univ., Proj.) Series 2017, 5% 7/1/32	1,000,000	1,011,181
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,020,683
5% 10/1/30	1,100,000	1,056,856
5% 10/1/31	1,200,000	1,144,286
5% 10/1/32	1,240,000	1,170,400
5% 10/1/33	1,235,000	1,154,914
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,304,885
5% 7/1/29	1,320,000	1,366,072
5% 7/1/30	1,390,000	1,436,598
5% 7/1/38	3,750,000	3,686,186
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	7,000,000	5,635,635
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,430,734
5% 10/1/35	1,495,000	1,498,615
5% 10/1/46	4,250,000	4,060,803
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/29	1,435,000	1,472,994
5% 1/1/31	1,580,000	1,609,301
5% 1/1/32	1,665,000	1,686,754
5% 1/1/33	1,745,000	1,759,990
5% 1/1/34	1,835,000	1,837,809
5% 1/1/35	1,000,000	999,196
5% 1/1/36	1,000,000	993,548
5% 1/1/42	5,775,000	5,564,448
5% 1/1/47	1,895,000	1,784,212
5% 1/1/53	3,425,000	3,172,044
Bonds Series A1, 5%, tender 1/31/30 (c)	15,280,000	16,226,480
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	890,516
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	2,149,039
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	2,034,342
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	1,920,886
Series 2012 C:
5.25% 7/1/25	1,000,000	1,001,319
5.25% 7/1/26	1,000,000	1,001,303
Series 2013 F:
4% 7/1/32	2,050,000	1,877,899
4% 7/1/43	21,685,000	17,759,653
5% 7/1/27	1,300,000	1,306,485
5% 7/1/37	3,925,000	3,925,334
Series 2013 G, 5% 7/1/44	10,360,000	9,971,977
Series 2014 A:
5% 3/1/32	1,700,000	1,707,135
5% 3/1/33	1,250,000	1,254,446
5% 3/1/34	4,375,000	4,391,122
5% 3/1/39	4,000,000	4,008,092
Series 2014 F:
5% 7/15/23	350,000	351,932
5% 7/15/24	400,000	402,602
5% 7/15/25	550,000	553,066
5% 7/15/26	500,000	502,728
5% 7/15/27	200,000	201,068
5% 7/15/28	320,000	321,667
5.625% 7/15/36	800,000	804,379
5.75% 7/15/43	4,700,000	4,721,664
Series 2015 D, 5% 7/1/44	10,975,000	10,455,212
Series 2015 H1:
5% 7/1/26	3,585,000	3,689,705
5% 7/1/29	3,750,000	3,846,662
5% 7/1/30	1,800,000	1,843,850
5% 7/1/31	1,190,000	1,217,086
5% 7/1/32	1,000,000	1,021,717
5% 7/1/33	1,000,000	1,020,578
Series 2015 K, 4% 10/1/30	500,000	473,102
Series 2015 Q:
5% 8/15/28	1,000,000	1,037,574
5% 8/15/29	1,000,000	1,034,619
5% 8/15/32	1,500,000	1,541,513
5% 8/15/33	1,550,000	1,591,248
5% 8/15/34	1,790,000	1,838,586
5% 8/15/38	1,690,000	1,727,362
Series 2015:
5% 1/1/25	3,525,000	3,568,068
5% 1/1/27	2,695,000	2,722,174
5% 1/1/28	1,850,000	1,864,954
5% 1/1/29	2,945,000	2,966,428
Series 2016 A:
5% 1/1/31	5,000	5,039
5.25% 1/1/42	7,000,000	6,937,081
Series 2016 E:
5% 7/1/31	1,000,000	1,012,367
5% 7/1/32	2,200,000	2,220,475
5% 7/1/33	1,500,000	1,510,200
5% 7/1/34	1,500,000	1,505,478
5% 7/1/35	1,500,000	1,502,246
5% 7/1/36	1,000,000	1,000,574
5% 7/1/37	2,000,000	1,988,299
Series 2016 I:
5% 7/1/25	510,000	519,160
5% 7/1/27	1,150,000	1,186,347
5% 7/1/27	1,100,000	1,128,737
5% 7/1/29	1,680,000	1,721,745
5% 7/1/30	2,400,000	2,443,685
5% 7/1/31	2,500,000	2,541,869
5% 7/1/32	1,960,000	1,986,136
5% 7/1/34	3,035,000	3,111,523
5% 7/1/36	2,000,000	2,035,295
5% 7/1/37	1,470,000	1,493,674
5% 7/1/38	1,000,000	1,011,300
5% 7/1/41	14,790,000	14,279,650
Series 2016 N:
5% 12/1/34	1,000,000	1,017,454
5% 12/1/36	2,520,000	2,554,887
Series 2016:
4% 10/1/36	1,250,000	1,155,224
5% 7/1/26	1,710,000	1,767,407
5% 7/1/29	2,000,000	2,063,393
5% 7/1/30	2,000,000	2,060,944
5% 7/1/31	1,700,000	1,748,129
5% 10/1/32	1,760,000	1,807,554
5% 9/1/33	475,000	492,937
5% 10/1/33	1,500,000	1,536,810
5% 10/1/34	1,500,000	1,533,895
5% 9/1/35	375,000	389,161
5% 10/1/35	1,500,000	1,531,975
5% 7/1/36	3,000,000	3,012,681
5% 9/1/36	315,000	326,101
5% 9/1/37	840,000	854,093
5% 10/1/37	2,000,000	2,037,864
5% 10/1/39	5,000,000	5,080,615
5% 7/1/40	5,325,000	5,444,237
5% 7/1/41	5,145,000	5,021,084
5% 10/1/43	5,000,000	4,626,188
5% 9/1/46	3,235,000	3,310,903
5% 10/1/46	4,000,000	4,034,999
5% 10/1/48	6,000,000	5,036,477
5% 9/1/52	9,115,000	9,138,267
Series 2017 A:
5% 1/1/35	2,000,000	1,973,320
5% 1/1/40	1,000,000	964,123
Series 2017 H:
5% 1/1/23	325,000	325,832
5% 1/1/24	260,000	264,165
5% 1/1/24 (Escrowed to Maturity)	840,000	856,056
Series 2017:
5% 7/1/25	1,105,000	1,139,733
5% 7/1/26	160,000	163,347
5% 7/1/27	1,000,000	1,051,615
5% 7/1/37	600,000	598,952
5% 7/1/42	2,110,000	2,059,598
5% 7/1/47	2,250,000	2,149,484
Series 2018 J2, 5% 7/1/48	2,365,000	2,292,235
Series 2018:
5% 9/1/27	1,010,000	1,042,972
5% 9/1/29	1,390,000	1,437,337
5% 1/1/30	10,000	10,107
5% 9/1/31	1,530,000	1,565,659
5% 9/1/33	1,185,000	1,199,553
5% 9/1/38	4,805,000	4,743,118
5% 6/1/43	4,740,000	4,914,469
5% 9/1/43	4,445,000	4,287,789
5% 6/1/48	7,000,000	7,202,642
Series 2019 A:
5% 7/1/30	1,350,000	1,371,785
5% 7/1/31	1,350,000	1,363,650
5% 7/1/32	2,000,000	2,008,444
5% 7/1/33	2,300,000	2,291,674
5% 7/1/34	1,015,000	1,015,620
5% 7/1/34	1,400,000	1,379,501
5% 7/1/36	1,120,000	1,107,843
5% 7/1/38	735,000	717,096
5% 7/1/44	2,250,000	2,121,461
5% 7/1/49	3,500,000	3,239,307
Series 2019 K:
5% 7/1/23	500,000	504,754
5% 7/1/24	500,000	510,443
5% 7/1/25	1,250,000	1,292,178
5% 7/1/26	1,250,000	1,299,310
5% 7/1/33	2,000,000	2,068,138
5% 7/1/35	2,135,000	2,176,926
Series 2019 S1:
5% 10/1/25	1,965,000	2,044,194
5% 10/1/26	2,535,000	2,663,554
Series 2019 S2:
5% 10/1/32	1,410,000	1,483,124
5% 10/1/33	1,935,000	2,025,518
5% 10/1/34	2,165,000	2,255,912
Series 2020 A:
4% 7/1/39	2,455,000	2,076,794
4% 7/1/40	7,920,000	6,626,875
Series 2021 A:
4% 7/1/34	1,000,000	920,040
4% 7/1/35	1,000,000	909,965
4% 7/1/36	825,000	744,781
4% 7/1/37	1,000,000	893,553
4% 7/1/38	700,000	619,256
4% 7/1/39	1,400,000	1,227,276
5% 7/1/32	1,000,000	1,070,405
Series 2021 B:
4% 7/1/42	475,000	392,759
4% 7/1/50	1,825,000	1,415,336
Series 2021:
4% 7/1/40	4,160,000	3,196,830
4% 7/1/45	1,200,000	865,794
4% 7/1/50	1,750,000	1,208,497
Series A:
4% 6/1/49 (Pre-Refunded to 6/1/29 @ 100)	13,440,000	13,905,910
5% 6/1/39 (Pre-Refunded to 6/1/29 @ 100)	6,760,000	7,398,151
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	1,457,602
Series G:
5% 7/15/23 (b)	120,000	120,662
5% 7/15/24 (b)	130,000	131,337
5% 7/15/25 (b)	120,000	121,510
5% 7/15/26 (b)	160,000	162,555
5% 7/15/27 (b)	170,000	173,253
5% 7/1/28	350,000	365,758
5% 7/15/28 (b)	175,000	178,809
5% 7/15/29 (b)	320,000	327,673
5% 7/1/30	225,000	237,369
5% 7/15/30 (b)	320,000	327,867
5% 7/15/31 (b)	350,000	344,878
5% 7/15/32 (b)	400,000	385,998
5% 7/1/33	550,000	565,008
5% 7/15/33 (b)	320,000	304,515
5% 7/1/34	250,000	255,666
5% 7/15/34 (b)	300,000	283,315
5% 7/15/35 (b)	270,000	252,821
5% 7/1/36	475,000	479,270
5% 7/15/36 (b)	235,000	218,727
5% 7/1/37	1,275,000	1,277,019
5% 7/15/37 (b)	250,000	230,826
5% 7/15/46 (b)	9,540,000	8,215,543
5% 7/1/50	1,900,000	1,776,887
Series J2:
5% 7/1/43	11,540,000	11,405,316
5% 7/1/53	4,500,000	4,326,418
Series K, 5% 7/1/27	1,150,000	1,190,022
Series N 2016, 5% 12/1/46	7,000,000	6,826,324
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I:
5% 1/1/25 (d)	2,660,000	2,712,870
5% 1/1/27 (d)	1,000,000	1,013,661
Series 2015 A, 5% 1/1/25 (d)	5,450,000	5,558,324
Series 2016, 5% 7/1/24 (d)	7,120,000	7,250,248
Series 2017 A:
5% 7/1/23 (d)	2,500,000	2,519,505
5% 7/1/24 (d)	3,000,000	3,045,678
5% 7/1/25 (d)	4,500,000	4,596,741
5% 7/1/26 (d)	3,935,000	4,048,177
Series 2018 B:
5% 7/1/27 (d)	9,240,000	9,564,970
5% 7/1/28 (d)	2,325,000	2,420,135
Series 2019 B:
5% 7/1/23 (d)	500,000	504,590
5% 7/1/24 (d)	1,000,000	1,018,293
5% 7/1/25 (d)	1,365,000	1,394,345
5% 7/1/26 (d)	1,215,000	1,247,866
5% 7/1/28 (d)	1,000,000	1,033,275
5% 7/1/29 (d)	3,500,000	3,630,468
Series 2020 C:
5% 7/1/28 (d)	2,000,000	2,081,837
5% 7/1/29 (d)	1,950,000	2,037,605
5% 7/1/30 (d)	1,950,000	2,040,250
Series 2021 B:
5% 7/1/27 (d)	1,950,000	2,006,086
5% 7/1/28 (d)	1,850,000	1,906,872
5% 7/1/29 (d)	1,250,000	1,289,298
5% 7/1/30 (d)	1,125,000	1,162,213
5% 7/1/31 (d)	1,500,000	1,548,091
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,268,109
Series 2007 A, 3 month U.S. LIBOR + 0.570% 2.434% 5/1/37 (c)(e)	6,840,000	6,446,035
Series 2016 B, 5% 7/1/37	8,495,000	8,767,853
Series 2017 A, 5% 4/1/47	2,405,000	2,452,848
Series 2017 F:
5% 11/1/38	10,000,000	10,407,966
5% 11/1/39	10,000,000	10,355,160
Series 2018 B, 5% 1/1/32	5,000,000	5,319,527
Series 2019 A:
5% 1/1/35	5,000,000	5,310,289
5% 1/1/37	10,000,000	10,537,450
5% 1/1/49	10,000,000	10,272,854
5.25% 1/1/33	21,110,000	22,911,272
Series 2019 D, 3% 5/1/36	5,000,000	4,180,802
Series 2020 C, 3% 3/1/47	5,810,000	4,135,871
Series 2020 D:
3% 7/1/39	3,460,000	2,754,284
3% 11/1/42	3,500,000	2,635,050
4% 11/1/36	1,500,000	1,460,783
4% 11/1/41	4,000,000	3,645,287
5% 7/1/48	18,695,000	19,320,561
Series 2021 C, 3% 9/1/34	2,300,000	2,003,668
Series 2021 D:
5% 9/1/48	6,880,000	7,138,947
5% 9/1/49	50,000,000	51,849,281
5% 9/1/50	1,785,000	1,848,551
Series 2022 B, 3% 2/1/48	28,000,000	19,776,921
Series A, 5% 1/1/45	1,000,000	1,024,715
Series B:
5% 7/1/33	3,500,000	3,795,343
5% 7/1/34	2,000,000	2,158,465
Series C:
3% 3/1/48	5,000,000	3,529,799
5% 5/1/47	10,855,000	11,159,664
Series D, 5% 7/1/45	3,415,000	3,533,938
Series E:
5% 9/1/29	7,115,000	7,695,913
5% 11/1/45	8,065,000	8,378,574
5% 11/1/50	23,480,000	24,251,670
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 183, 3.5% 12/1/46	580,000	570,905
Series 2011, 3.5% 12/1/49	3,295,000	3,203,531
Series 2017, 4% 6/1/43 (d)	800,000	787,314
Series 2020 A, 0.875% 12/1/23	1,990,000	1,937,437
Series 207, 4% 6/1/49	1,740,000	1,714,499
Series 214, 3.75% 12/1/49	4,590,000	4,499,112
Series 218, 3% 12/1/50	1,800,000	1,715,095
Massachusetts Hsg. Fin. Auth.:
Series 2021 221, 3% 12/1/50	3,860,000	3,649,825
Series 2021 A2:
0.4% 6/1/24	875,000	828,527
0.45% 12/1/24	1,000,000	931,357
Series 2021 B1, 2.875% 12/1/51	4,000,000	2,524,720
Series 2021, 3% 6/1/51	3,995,000	3,726,891
Series 2022 224, 5% 6/1/50	1,750,000	1,770,726
Series 220:
3% 12/1/50	3,340,000	3,174,637
5% 12/1/22	405,000	405,527
5% 6/1/23	300,000	302,608
5% 12/1/23	100,000	101,601
5% 6/1/24	150,000	153,432
5% 12/1/24	215,000	221,334
5% 6/1/25	425,000	440,313
5% 12/1/25	150,000	156,361
5% 6/1/26	100,000	104,857
5% 12/1/26	125,000	131,819
5% 6/1/27	100,000	106,035
5% 12/1/27	185,000	197,201
5% 6/1/28	75,000	79,957
5% 12/1/28	230,000	246,295
5% 6/1/29	100,000	107,546
Massachusetts Port Auth. Rev.:
Series 2014 B, 5% 7/1/29 (d)	1,270,000	1,282,050
Series 2014 C:
5% 7/1/28	3,000,000	3,065,634
5% 7/1/29	4,205,000	4,292,314
Series 2015 A:
5% 7/1/28	460,000	476,434
5% 7/1/28 (d)	500,000	508,944
5% 7/1/29 (d)	1,245,000	1,263,554
5% 7/1/30 (d)	1,450,000	1,469,220
5% 7/1/40 (d)	2,000,000	1,992,723
5% 7/1/45 (d)	3,500,000	3,417,400
Series 2016 A:
5% 7/1/26	695,000	734,344
5% 7/1/28	760,000	798,045
Series 2016 B:
4% 7/1/46 (d)	12,950,000	10,789,763
5% 7/1/43 (d)	11,410,000	11,092,121
Series 2017 A:
5% 7/1/30 (d)	1,280,000	1,308,509
5% 7/1/31 (d)	1,095,000	1,115,556
5% 7/1/32 (d)	1,370,000	1,389,324
5% 7/1/33 (d)	1,250,000	1,261,634
5% 7/1/35 (d)	2,000,000	2,006,233
5% 7/1/36 (d)	1,720,000	1,723,382
5% 7/1/42 (d)	4,540,000	4,470,016
Series 2019 A:
5% 7/1/24 (d)	4,140,000	4,235,888
5% 7/1/30 (d)	725,000	747,133
5% 7/1/34 (d)	2,605,000	2,646,436
5% 7/1/37 (d)	1,100,000	1,109,458
5% 7/1/40 (d)	950,000	952,030
Series 2019 B, 5% 7/1/44	5,000,000	5,164,936
Series 2019 C:
5% 7/1/31 (d)	3,500,000	3,594,052
5% 7/1/32 (d)	2,700,000	2,763,006
5% 7/1/38 (d)	5,000,000	5,030,897
5% 7/1/39 (d)	5,000,000	5,020,874
5% 7/1/49 (d)	2,500,000	2,415,111
Series 2021 A:
5% 7/1/38	2,125,000	2,255,359
5% 7/1/39	1,125,000	1,188,518
5% 7/1/40	1,045,000	1,099,645
Series 2021 B, 5% 7/1/39 (d)	1,325,000	1,331,892
Series 2021 D:
5% 7/1/46	3,180,000	3,299,504
5% 7/1/51	5,740,000	5,933,417
Series 2021 E:
5% 7/1/40 (d)	4,000,000	4,010,681
5% 7/1/41 (d)	1,940,000	1,942,216
5% 7/1/51 (d)	11,775,000	11,434,352
Massachusetts Port Auth. Spl. Facilities Rev.:
(Bosfuel Proj.) Series 2019 A:
5% 7/1/23 (d)	360,000	363,187
5% 7/1/24 (d)	615,000	627,246
5% 7/1/25 (d)	1,000,000	1,022,258
5% 7/1/28 (d)	1,500,000	1,546,113
5% 7/1/32 (d)	500,000	509,081
5% 7/1/34 (d)	1,250,000	1,255,687
5% 7/1/49 (d)	5,620,000	5,344,006
Series 2019 A, 4% 7/1/44 (d)	5,000,000	4,172,717
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2019 A, 5% 2/15/44	21,510,000	22,184,412
Series A:
5% 8/15/31	1,850,000	2,030,173
5% 8/15/32	1,500,000	1,639,770
5% 8/15/33	1,675,000	1,819,626
5% 8/15/34	3,000,000	3,238,175
5% 8/15/35	2,000,000	2,145,508
5% 8/15/37	1,400,000	1,486,408
5% 8/15/45	10,000,000	10,359,538
5% 8/15/50	16,615,000	17,136,877
Series B, 5% 11/15/39	1,975,000	2,031,991
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005:
5.5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,677,756
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575,000	2,794,676
5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	19,080,000	21,081,324
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,770,000	16,421,705
Massachusetts State College Bldg. Auth. Rev.:
Series 1999 A, 0% 5/1/28 (Escrowed to Maturity)	1,700,000	1,390,697
Series 2003 B, 0% 5/1/28 (Assured Guaranty Corp. Insured)	6,080,000	4,886,045
Series 2021 A, 2% 5/1/37	1,060,000	712,488
Series 2022 A:
4% 5/1/36	600,000	585,113
4% 5/1/38	750,000	703,823
4% 5/1/40	1,000,000	907,006
4% 5/1/41	625,000	560,034
4% 5/1/42	550,000	485,822
5% 5/1/32	600,000	662,025
5% 5/1/33	500,000	549,054
5% 5/1/34	500,000	545,373
5% 5/1/35	500,000	540,504
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,789,432
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,699,377
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	6,212,563
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	25,538,454
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2020 B:
5% 8/1/41	3,155,000	3,300,564
5% 8/1/42	7,415,000	7,726,266
Quincy Gen. Oblig. Series 2022 B, 5% 7/1/47	4,995,000	5,189,867
Swampscott Gen. Oblig. Series 2022, 3% 3/1/36	1,000,000	832,339
Town of Tisbury Gen. Oblig. Series 2022:
4% 8/15/36	1,780,000	1,733,116
4% 8/15/40	1,995,000	1,834,805
4% 8/15/41	2,085,000	1,906,685
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2020 1, 5% 11/1/50	4,015,000	4,147,506
Univ. of Massachusetts Bldg. Auth. Rev. Series 2019 1:
5% 5/1/34	600,000	640,037
5% 5/1/35	2,000,000	2,119,555
5% 5/1/36	3,400,000	3,597,610
5% 5/1/37	3,200,000	3,376,573
5% 5/1/38	3,000,000	3,154,552
5% 5/1/39	2,000,000	2,098,902
TOTAL MASSACHUSETTS		1,469,211,708
Puerto Rico - 1.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	5,238,348	2,661,909
5.625% 7/1/27	625,000	629,399
5.625% 7/1/29	1,925,000	1,936,130
5.75% 7/1/31	4,525,000	4,552,187
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	4,435,000	4,639,320
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2018 A1, 0% 7/1/31	5,010,000	3,057,419
TOTAL PUERTO RICO		17,476,364
TOTAL MUNICIPAL BONDS (Cost $1,654,226,336)		1,486,688,072

Municipal Notes - 1.5%
	Principal Amount (a)	Value ($)
Massachusetts - 1.5%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.):
Series U-6C, 1.59% 11/1/22, LOC TD Banknorth, NA, VRDN (c)	17,120,000	17,120,000
Series U-6E, 1.55% 11/1/22, LOC TD Banknorth, NA, VRDN (c)	4,000,000	4,000,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Baystate Health Sys. Proj.) Series 2009 J2, 1.59% 11/1/22, LOC TD Banknorth, NA, VRDN (c)	4,025,000	4,025,000

TOTAL MUNICIPAL NOTES (Cost $25,145,000)		25,145,000

TOTAL INVESTMENT IN SECURITIES - 88.6% (Cost $1,679,371,336)	1,511,833,072
NET OTHER ASSETS (LIABILITIES) - 11.4%	194,509,319
NET ASSETS - 100.0%	1,706,342,391

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,657,943 or 0.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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